S000057731 [Member] N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MORNINGSTAR FUNDS TRUST
Entity Central Index Key	0001699360
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Aug. 31, 2025